Expense Example {- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Investor PRO-10 - Value Strategies Portfolio - VIP Value Strategies Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883